NOTES AND LOANS PAYABLE (Details - Notes payable) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Notes payable – unrelated parties	$ 17,474,455	$ 9,209,896
Note payable – related parties	1,085,703	0
Less current portion	(18,421,385)	(8,958,171)
Long-term portion	$ 138,773	$ 251,725